Preferred Shares Terms and Conditions (Details)	12 Months Ended
Oct. 31, 2022
Rate reset preferred shares series 1 [member]
Disclosure of classes of share capital [line items]
Issue date	Jun. 04, 2014
Annual yield	3.662%
Dividend frequency	Quarterly
Reset spread	2.24%
Next redemption/ conversion date	Oct. 31, 2024
Convertible into	Series 2
Rate reset preferred shares series 3 [member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 31, 2014
Annual yield	3.681%
Dividend frequency	Quarterly
Reset spread	2.27%
Next redemption/ conversion date	Jul. 31, 2024
Convertible into	Series 4
Rate reset preferred shares series 5 [member]
Disclosure of classes of share capital [line items]
Issue date	Dec. 16, 2014
Annual yield	3.876%
Dividend frequency	Quarterly
Reset spread	2.25%
Next redemption/ conversion date	Jan. 31, 2025
Convertible into	Series 6
Rate reset preferred shares series 7 [member]
Disclosure of classes of share capital [line items]
Issue date	Mar. 10, 2015
Annual yield	3.201%
Dividend frequency	Quarterly
Reset spread	2.79%
Next redemption/ conversion date	Jul. 31, 2025
Convertible into	Series 8
Rate reset preferred shares series 9 [member]
Disclosure of classes of share capital [line items]
Issue date	Apr. 24, 2015
Annual yield	3.242%
Dividend frequency	Quarterly
Reset spread	2.87%
Next redemption/ conversion date	Oct. 31, 2025
Convertible into	Series 10
Rate reset preferred shares series 16 [member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 14, 2017
Annual yield	6.301%
Dividend frequency	Quarterly
Reset spread	3.01%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	Series 17
Rate reset preferred shares series 18 [member]
Disclosure of classes of share capital [line items]
Issue date	Mar. 14, 2018
Annual yield	4.70%
Dividend frequency	Quarterly
Reset spread	2.70%
Next redemption/ conversion date	Apr. 30, 2023
Convertible into	Series 19
Rate reset preferred shares series 20 [member]
Disclosure of classes of share capital [line items]
Issue date	Sep. 13, 2018
Annual yield	4.75%
Dividend frequency	Quarterly
Reset spread	2.59%
Next redemption/ conversion date	Oct. 31, 2023
Convertible into	Series 21
Rate reset preferred shares series 22 [member]
Disclosure of classes of share capital [line items]
Issue date	Jan. 28, 2019
Annual yield	5.20%
Dividend frequency	Quarterly
Reset spread	3.27%
Next redemption/ conversion date	Apr. 30, 2024
Convertible into	Series 23
Rate reset preferred shares series 24 [member]
Disclosure of classes of share capital [line items]
Issue date	Jun. 04, 2019
Annual yield	5.10%
Dividend frequency	Quarterly
Reset spread	3.56%
Next redemption/ conversion date	Jul. 31, 2024
Convertible into	Series 25
Rate reset preferred shares series 27 [member]
Disclosure of classes of share capital [line items]
Issue date	Apr. 04, 2022
Annual yield	5.75%
Dividend frequency	Semi-annual
Reset spread	3.317%
Next redemption/ conversion date	Oct. 31, 2027
Rate reset preferred shares series 28 [member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 25, 2022
Annual yield	7.232%
Dividend frequency	Semi-annual
Reset spread	4.20%
Next redemption/ conversion date	Oct. 31, 2027
Non Viability Contingent Capital Series One [Member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 29, 2021
Annual yield	3.60%
Dividend frequency	Semi-annual
Reset spread	2.747%
Next redemption/ conversion date	Oct. 31, 2026
Convertible into	Series 26
Non Viability Contingent Capital Series Two [Member]
Disclosure of classes of share capital [line items]
Issue date	Sep. 14, 2022
Annual yield	7.283%
Dividend frequency	Semi-annual
Reset spread	4.10%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	Series 29
Non Viability Contingent Capital Series Three [Member]
Disclosure of classes of share capital [line items]
Issue date	Oct. 17, 2022
Annual yield	8.125%
Dividend frequency	Quarterly
Reset spread	4.08%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	Series 30